Shareholder Report, Holdings (Details) - Fidelity Trend Fund	Jun. 30, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%